Share-based compensation (Summary of Restricted Share Units Activity) (Details) - 2011 Incentive Scheme [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of restricted shares
Outstanding at the end of the period (in shares)	9,414,400
Weighted average grant-date fair value
Outstanding at the end of the period (in dollars per share)	$ 3.7997
Restricted share units
Number of restricted shares
Outstanding at the beginning of the period (in shares)	24,027,895	72,652,890	27,113,132
Granted (in shares)	9,918,014	9,387,270	62,770,405
Forfeited (in shares)	(8,023,640)	(42,872,565)	(10,312,521)
Vested (in shares)	(8,386,702)	(15,139,700)	(6,918,126)
Outstanding at the end of the period (in shares)	17,535,567	24,027,895	72,652,890
Expected to vest at the end of the period (in shares)	15,234,920
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 3.7202	$ 3.6059	$ 3.9034
Granted (in dollars per share)	1.5065	3.6323	3.6059
Forfeited (in dollars per share)	3.4889	3.5461	3.9198
Vested (in dollars per share)	3.7594	3.6104	4.3045
Outstanding at the end of the period (in dollars per share)	2.5551	$ 3.7202	$ 3.6059
Expected to vest at the end of the period (in dollars per share)	$ 2.5257